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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Stelliam Investment Management, LP
            31 West 52nd Street, 16th Floor
            New York, NY 10019

Form 13F File Number:      028-12932
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gregg L. Kudisch
Title:            Chief Financial Officer
Phone:            (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch                 New York, NY             November 13, 2009
---------------------             -------------------       --------------------
     [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   58
                                                          ------------------

Form 13F Information Table Value Total:                             $383,827
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         ----------                 ------------------


                                                 Stelliam Investment Management, LP
                                                     Form 13F Information Table
                                                  Quarter ended September 30, 2009


                                                                                       Investment Discretion       Voting Authority
                                                      Fair Market
                                                         Value    Shares or
                           Title of            Cusip      (in     Principal SH/ Put/       Shared  Shared Other
Issuer                       Class             Number  thousands)   Amount  PRN Call Sole  Defined Other  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD                       SHS            H0023R105   $5,346    100,000   SH        X                           100,000
------------------------------------------------------------------------------------------------------------------------------------
AFFORDABLE                    NOTE 7.50%
RESIDENTIAL CMNTY             8/15/25        00828UAB9   $5,413  5,000,000  PRN        X                         5,000,000
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                   COM            037411105   $4,592     50,000   SH        X                            50,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC             COM            038222105   $7,359    550,000   SH        X                           550,000
------------------------------------------------------------------------------------------------------------------------------------
ASML HOLDING N V              NY REG SHS     N07059186   $4,731    160,000   SH        X                           160,000
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC              COM            057224107  $17,064    400,000   SH PUT    X                           400,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP          COM            060505104   $3,807    225,000   SH        X                           225,000
------------------------------------------------------------------------------------------------------------------------------------
BE AEROSPACE INC              COM            073302101   $7,152    355,100   SH        X                           355,100
------------------------------------------------------------------------------------------------------------------------------------
BJS WHOLESALE CLUB INC        COM            05548J106     $906     25,000   SH        X                            25,000
------------------------------------------------------------------------------------------------------------------------------------
CAMERON INTERNATIONAL
CORP                          COM            13342B105   $1,891     50,000   SH        X                            50,000
------------------------------------------------------------------------------------------------------------------------------------
CERNER CORP                   COM            156782104   $7,480    100,000   SH PUT    X                           100,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                 COM            17275R102   $8,828    375,000   SH        X                           375,000
------------------------------------------------------------------------------------------------------------------------------------
CLEARWATER PAPER CORP         COM            18538R103   $4,133    100,000   SH        X                           100,000
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA ENTERPRISES INC     COM            191219104   $8,564    400,000   SH        X                           400,000
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                COM            20825C104  $27,096    600,000   SH PUT    X                           600,000
------------------------------------------------------------------------------------------------------------------------------------
CSX CORP                      COM            126408103   $6,279    150,000   SH        X                           150,000
------------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC                COM            23331A109   $4,564    400,000   SH        X                           400,000
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL       COM NEW        247361702   $4,704    525,000   SH        X                           525,000
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW              COM            29364G103   $7,986    100,000   SH        X                           100,000
------------------------------------------------------------------------------------------------------------------------------------
EOG RES INC                   COM            26875P101   $5,846     70,000   SH        X                            70,000
------------------------------------------------------------------------------------------------------------------------------------




                                                                                       Investment Discretion       Voting Authority
                                                      Fair Market
                                                         Value    Shares or
                           Title of            Cusip      (in     Principal SH/ Put/       Shared  Shared Other
Issuer                       Class             Number  thousands)   Amount  PRN Call Sole  Defined Other  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 11.25%
EXPRESSJET HOLDINGS INC       8/1/23         30218UAB4   $7,010  7,703,000  PRN        X                         7,703,000
------------------------------------------------------------------------------------------------------------------------------------
EXPRESSJET HOLDINGS INC       COM NEW        30218U306   $4,307  1,722,770   SH        X                         1,722,770
------------------------------------------------------------------------------------------------------------------------------------
GAMESTOP CORP NEW             CL A           36467W109   $9,265    350,000   SH        X                           350,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC       COM            38141G104   $7,374     40,000   SH        X                            40,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC                COM            42222G108   $4,312    280,000   SH        X                           280,000
------------------------------------------------------------------------------------------------------------------------------------
HERTZ GLOBAL HOLDINGS INC     COM            42805T105   $4,603    425,000   SH        X                           425,000
------------------------------------------------------------------------------------------------------------------------------------
HILLTOP HOLDINGS INC          COM            432748101   $3,065    250,000   SH        X                           250,000
------------------------------------------------------------------------------------------------------------------------------------
HORMEL FOODS CORP             COM            440452100   $6,216    175,000   SH        X                           175,000
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS CORP          COM            477143101     $598    100,000   SH CALL   X                           100,000
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS CORP          COM            477143101   $5,083    850,000   SH        X                           850,000
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO           COM            46625H100   $8,764    200,000   SH        X                           200,000
------------------------------------------------------------------------------------------------------------------------------------
KELLOGG CO                    COM            487836108   $6,400    130,000   SH        X                           130,000
------------------------------------------------------------------------------------------------------------------------------------
LAUDER ESTEE COS INC          CL A           518439104   $3,708    100,000   SH PUT    X                           100,000
------------------------------------------------------------------------------------------------------------------------------------
LOGITECH INTL S A             SHS            H50430232   $5,055    275,000   SH        X                           275,000
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                     COM            55616P104   $7,316    400,000   SH        X                           400,000
------------------------------------------------------------------------------------------------------------------------------------
MAGELLAN HEALTH SVCS INC      COM NEW        559079207   $4,659    150,000   SH        X                           150,000
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                COM            580135101   $7,134    125,000   SH        X                           125,000
------------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTR MATL INC          COM            552715104   $4,158    250,000   SH        X                           250,000
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 1.875%
MICRON TECHNOLOGY INC         06/01/14       595112AH6   $6,281  7,500,000  PRN        X                         7,500,000
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                COM            594918104  $10,288    400,000   SH        X                           400,000
------------------------------------------------------------------------------------------------------------------------------------
NAVIOS MARITIME ACQUIS        *W EXP
CORP                          06/25/201      Y62159119     $938  1,400,000   SH        X                         1,400,000
------------------------------------------------------------------------------------------------------------------------------------
NAVIOS MARITIME HOLDINGS
INC                           COM            Y62196103   $3,192    650,000   SH        X                           650,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                       Investment Discretion       Voting Authority
                                                      Fair Market
                                                         Value    Shares or
                           Title of            Cusip      (in     Principal SH/ Put/       Shared  Shared Other
Issuer                       Class             Number  thousands)   Amount  PRN Call Sole  Defined Other  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
OIL SVC HOLDRS TR             DEPOSTRY RCPT  678002106  $35,229    300,000   SH PUT    X                           300,000
------------------------------------------------------------------------------------------------------------------------------------
PEOPLES UNITED FINANCIAL
INC                           COM            712704105   $4,279    275,000   SH        X                           275,000
------------------------------------------------------------------------------------------------------------------------------------
PETROHAWK ENERGY CORP         COM            716495106   $4,842    200,000   SH        X                           200,000
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                    COM            717081103   $9,930    600,000   SH        X                           600,000
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC               COM            745867101   $6,045    550,000   SH        X                           550,000
------------------------------------------------------------------------------------------------------------------------------------
RADVISION LTD                 ORD            M81869105   $4,430    500,000   SH        X                           500,000
------------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP                  COM            80004C101   $4,340    200,000   SH        X                           200,000
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 1.00%
SANDISK CORP                  5/15/13        80004CAC5   $3,913  5,000,000  PRN        X                         5,000,000
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC          COM            832248108   $8,280    600,000   SH        X                           600,000
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC          COM            832248108   $6,210    450,000   SH CALL   X                           450,000
------------------------------------------------------------------------------------------------------------------------------------
SOUTH JERSEY INDS INC         COM            838518108   $6,178    175,000   SH        X                           175,000
------------------------------------------------------------------------------------------------------------------------------------
SPIRIT AEROSYSTEMS HLDGS
INC                           COM CL A       848574109   $5,418    300,000   SH        X                           300,000
------------------------------------------------------------------------------------------------------------------------------------
TRADESTATION GROUP INC        COM            89267P105   $1,997    245,000   SH        X                           245,000
------------------------------------------------------------------------------------------------------------------------------------
WEATHERFORD INTERNATIONAL
LTD                           REG            H27013103  $10,365    500,000   SH PUT    X                           500,000
------------------------------------------------------------------------------------------------------------------------------------
                              SPONSORED
WUXI PHARMTECH CAYMAN INC     ADR SHS        929352102   $4,772    400,000   SH        X                           400,000
------------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC                COM            98385X106   $4,132    100,000   SH        X                           100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                $383,827
(in thousands)
